Fair Values of Derivative Instruments on Condensed Consolidated Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value	$ 244	$ 245
Derivative financial instruments, Liability	17,313	21,423
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	30	43
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	0	0
Other assets
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value	244	245
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	30	43
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative financial instruments, Liability	17,313	21,423
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	$ 0	$ 0